INCOME TAXES - Reconcilitation of the federal statutory rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. Federal tax benefit at statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	3.00%	3.20%	2.60%
Non-deductible expenses and other	0.30%	(0.10%)	(0.90%)
Non-deductible warrant expenses		0.40%	(1.60%)
Loss on convertible note exchange	(2.00%)
Share-based compensation	0.30%	(0.40%)	0.40%
Deduction limitation on executive compensation	(1.80%)
Change in valuation allowance, net	(21.00%)	(25.20%)	(22.60%)
Research and development credits	0.10%	1.00%	0.90%
Effective tax rate	(0.10%)	(0.10%)	(0.20%)